Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 1,549	$ 1,700
Pension obligation	476	421
Other liabilities	215	189
Securities valuation		(39)
Securities valuation	159
Equity investments	54	55
Other assets	(43)	(62)
Leasing	(53)	(41)
Credit losses on loans	(88)	(98)
Reserves not deducted for tax	(152)	(236)
Employee benefits	(279)	(269)
U.S. foreign tax credits	(114)	(101)
Valuation allowance	127	135
Net deferred tax liability	$ 1,851	$ 1,654